Critical accounting judgments and estimates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Capitalised Developmen Costs	$ 1.7	$ 0.0